VictoryShares Pioneer Equity Premium Income ETF Expense Example - VictoryShares Pioneer Equity Premium Income ETF - VictoryShares Pioneer Equity Premium Income ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	$ 199